Adjustments to Previously Reported Amounts - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Adjustments For Change In Accounting Principle [Line Items]
Reduction of net revenue	$ 330,433	$ 320,352	$ 321,141	$ 327,744	$ 276,605	$ 306,639	$ 309,526	$ 301,106	$ 262,465	$ 615,366	$ 604,349	$ 1,245,842	$ 1,179,736	$ 1,130,714
Reduction of net Income	15,422			23,122						10,585	12,859	40,139	7,890	6,858
Adjusted [Member]
Adjustments For Change In Accounting Principle [Line Items]
Reduction of net revenue				3,060							(3,814)
Reduction of net Income				$ 1,867							$ (2,326)
Decrease in basic and diluted earning per share				$ 0.02							$ (0.03)